Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities

26 Other current liabilities

Other current liabilities are summarized as follows:

	2010	2011
Other taxes including social security premiums	26	16
Amounts payable under pension plans	22	12
Other short-term liabilities	47	31

Total	95	59